Accrued Liabilities	6 Months Ended
Jun. 30, 2015
Accrued Liabilities
Accrued Liabilities

8Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Accrued payroll	$1,643	$1,175
Accrued interest	9,073	9,457
Accrued expenses	8,565	14,073

Total	$19,281	$24,705

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $5.1 million and $10.4 million as of June 30, 2015 and December 31, 2014, respectively, as well as other accruals related to the operation of the Company’s fleet of $3.5 million and $3.7 million as of June 30, 2015 and December 31, 2014, respectively.